List of pending litigation of UBS Funds as of December 9, 2021 which are: (1) any bankruptcy, receivership or similar proceeding with respect to the Fund or any of its significant subsidiaries; (2) any proceeding to which any director, officer or other affiliated person of the Fund is a party adverse to the Fund or any of its subsidiaries; and (3) any proceeding involving the revocation or suspension of the right of the Registrant to sell securities:

Fund		Description	Parties
Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”);  approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), The Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

                                                                                                     Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free Fund II for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board  representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding

No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free High Grade Portfolio Bond for Puerto Rico Residents	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board  representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free Fund for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") THE Oversight Board representing the Puerto Rico Sales Tax Financing Corporation

17-3284

Adversary Proceedings No.

17-00133:

Interpleader and declaratory relief action filed by the Bank of New York Melon. The Bank had an amount of money due for distribution to COFINA bondholders and the Commonwealth, COFINA and several beneficial holders of COFINA bonds and insurers who insure certain bonds and COFINA were claiming ownership to those monies.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018. The Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment. The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Bank of New York Melon, as Trustee, Plaintiff

Puerto Rico Sales Financing Corporation (COFINA); Whitebox Multi-Strategy Partners, L.P.; Whitebox Asymetric Partners, L.P.; Whitebox Institutional Partners, L.P.; Pandora Select Partners, L.P.; Ambac Assurance Corporation; Franklin Advisers, Inc. and CEDE & Co., as nominee for the Depository Trust Company, Defendants

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, joined as defendants

Adversary Proceeding 17-0257

Action filed to resolve whether the sales and use taxes purportedly pledged by COFINA to secure debt are property of the Commonwealth or COFINA under applicable law.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018. The Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment. The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Commonwealth of Puerto Rico, Plaintiff

Bettina Whyte, as agent of The Puerto Rico Sales Tax Financing Corporation, Defendant

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, intervenors.

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") THE Oversight Board representing the Puerto Rico Sales Tax Financing Corporation

17-3284

Adversary Proceedings No.

17-00133:

Interpleader and declaratory relief action filed by the Bank of New York Melon. The Bank had an amount of money due for distribution to COFINA bondholders and the Commonwealth, COFINA and several beneficial holders of COFINA bonds and insures who insure certain bonds and COFINA were claiming ownership to those monies.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Bank of New York Melon, as Trustee, Plaintiff

Puerto Rico Sales Financing Corporation (COFINA); Whitebox Multi-Strategy Partners, L.P.; Whitebox Asymetric Partners, L.P.; Whitebox Institutional Partners, L.P.; Pandora Select Partners, L.P.; Ambac Assurance Corporation; Franklin Advisers, Inc. and CEDE & Co., as nominee for the Depository Trust Company, Defendants

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, joined as defendants

Adversary Proceeding 17-0257

Action filed to resolve whether the sales and use taxes purportedly pledged by COFINA to secure debt are property of the Commonwealth or COFINA under applicable law.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Commonwealth of Puerto Rico, Plaintiff

Bettina Whyte, as agent of The Puerto Rico Sales Tax Financing Corporation, Defendant

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, intervenors.

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free Fixed Income Fund III for Puerto Rico Residents	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") THE Oversight Board representing the Puerto Rico Sales Tax Financing Corporation

17-3284

Adversary Proceedings No.

17-00133:

Interpleader and declaratory relief action filed by the Bank of New York Melon. The Bank had an amount of money due for distribution to COFINA bondholders and the Commonwealth, COFINA and several beneficial holders of COFINA bonds and insures who insure certain bonds and COFINA were claiming ownership to those monies.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Bank of New York Melon, as Trustee, Plaintiff

Puerto Rico Sales Financing Corporation (COFINA); Whitebox Multi-Strategy Partners, L.P.; Whitebox Asymetric Partners, L.P.; Whitebox Institutional Partners, L.P.; Pandora Select Partners, L.P.; Ambac Assurance Corporation; Franklin Advisers, Inc. and CEDE & Co., as nominee for the Depository Trust Company, Defendants

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, joined as defendants

Adversary Proceeding 17-0257

Action filed to resolve whether the sales and use taxes purportedly pledged by COFINA to secure debt are property of the Commonwealth or COFINA under applicable law.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Commonwealth of Puerto Rico, Plaintiff

Bettina Whyte, as agent of The Puerto Rico Sales Tax Financing Corporation, Defendant

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, intervenors.

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The ERS and the Defendants UBS Funds reached an agreement to settle this case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. If the Plan is approved, the case will be dismissed. If the Plan is denied, litigation will continue.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free High Grade Portfolio Bond II for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") THE Oversight Board representing the Puerto Rico Sales Tax Financing Corporation

17-3284

Adversary Proceedings No.

17-00133:

Interpleader and declaratory relief action filed by the Bank of New York Melon. The Bank had an amount of money due for distribution to COFINA bondholders and the Commonwealth, COFINA and several beneficial holders of COFINA bonds and insures who insure certain bonds and COFINA were claiming ownership to those monies.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Bank of New York Melon, as Trustee, Plaintiff

Puerto Rico Sales Financing Corporation (COFINA); Whitebox Multi-Strategy Partners, L.P.; Whitebox Asymetric Partners, L.P.; Whitebox Institutional Partners, L.P.; Pandora Select Partners, L.P.; Ambac Assurance Corporation; Franklin Advisers, Inc. and CEDE & Co., as nominee for the Depository Trust Company, Defendants

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, joined as defendants

Adversary Proceeding 17-0257

Action filed to resolve whether the sales and use taxes purportedly pledged by COFINA to secure debt are property of the Commonwealth or COFINA under applicable law.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Commonwealth of Puerto Rico, Plaintiff

Bettina Whyte, as agent of The Puerto Rico Sales Tax Financing Corporation, Defendant

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, intervenors.

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") THE Oversight Board representing the Puerto Rico Sales Tax Financing Corporation

17-3284

Adversary Proceedings No.

17-00133:

Interpleader and declaratory relief action filed by the Bank of New York Melon. The Bank had an amount of money due for distribution to COFINA bondholders and the Commonwealth, COFINA and several beneficial holders of COFINA bonds and insures who insure certain bonds and COFINA were claiming ownership to those monies.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Bank of New York Melon, as Trustee, Plaintiff

Puerto Rico Sales Financing Corporation (COFINA); Whitebox Multi-Strategy Partners, L.P.; Whitebox Asymetric Partners, L.P.; Whitebox Institutional Partners, L.P.; Pandora Select Partners, L.P.; Ambac Assurance Corporation; Franklin Advisers, Inc. and CEDE & Co., as nominee for the Depository Trust Company, Defendants

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, joined as defendants

Adversary Proceeding 17-0257

Action filed to resolve whether the sales and use taxes purportedly pledged by COFINA to secure debt are property of the Commonwealth or COFINA under applicable law.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Commonwealth of Puerto Rico, Plaintiff

Bettina Whyte, as agent of The Puerto Rico Sales Tax Financing Corporation, Defendant

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, intervenors.

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") THE Oversight Board representing the Puerto Rico Sales Tax Financing Corporation

17-3284

Adversary Proceedings No.

17-00133:

Interpleader and declaratory relief action filed by the Bank of New York Melon. The Bank had an amount of money due for distribution to COFINA bondholders and the Commonwealth, COFINA and several beneficial holders of COFINA bonds and insures who insure certain bonds and COFINA were claiming ownership to those monies.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Bank of New York Melon, as Trustee, Plaintiff

Puerto Rico Sales Financing Corporation (COFINA); Whitebox Multi-Strategy Partners, L.P.; Whitebox Asymetric Partners, L.P.; Whitebox Institutional Partners, L.P.; Pandora Select Partners, L.P.; Ambac Assurance Corporation; Franklin Advisers, Inc. and CEDE & Co., as nominee for the Depository Trust Company, Defendants

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, joined as defendants

Adversary Proceeding 17-0257

Action filed to resolve whether the sales and use taxes purportedly pledged by COFINA to secure debt are property of the Commonwealth or COFINA under applicable law.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Commonwealth of Puerto Rico, Plaintiff

Bettina Whyte, as agent of The Puerto Rico Sales Tax Financing Corporation, Defendant

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, intervenors.

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") THE Oversight Board representing the Puerto Rico Sales Tax Financing Corporation

17-3284

Adversary Proceedings No.

17-00133:

Interpleader and declaratory relief action filed by the Bank of New York Melon. The Bank had an amount of money due for distribution to COFINA bondholders and the Commonwealth, COFINA and several beneficial holders of COFINA bonds and insures who insure certain bonds and COFINA were claiming ownership to those monies.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Bank of New York Melon, as Trustee, Plaintiff

Puerto Rico Sales Financing Corporation (COFINA); Whitebox Multi-Strategy Partners, L.P.; Whitebox Asymetric Partners, L.P.; Whitebox Institutional Partners, L.P.; Pandora Select Partners, L.P.; Ambac Assurance Corporation; Franklin Advisers, Inc. and CEDE & Co., as nominee for the Depository Trust Company, Defendants

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, joined as defendants

Adversary Proceeding 17-0257

Action filed to resolve whether the sales and use taxes purportedly pledged by COFINA to secure debt are property of the Commonwealth or COFINA under applicable law.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Commonwealth of Puerto Rico, Plaintiff

Bettina Whyte, as agent of The Puerto Rico Sales Tax Financing Corporation, Defendant

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, intervenors.

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") THE Oversight Board representing the Puerto Rico Sales Tax Financing Corporation

17-3284

Adversary Proceedings No.

17-00133:

Interpleader and declaratory relief action filed by the Bank of New York Melon. The Bank had an amount of money due for distribution to COFINA bondholders and the Commonwealth, COFINA and several beneficial holders of COFINA bonds and insures who insure certain bonds and COFINA were claiming ownership to those monies.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Bank of New York Melon, as Trustee, Plaintiff

Puerto Rico Sales Financing Corporation (COFINA); Whitebox Multi-Strategy Partners, L.P.; Whitebox Asymetric Partners, L.P.; Whitebox Institutional Partners, L.P.; Pandora Select Partners, L.P.; Ambac Assurance Corporation; Franklin Advisers, Inc. and CEDE & Co., as nominee for the Depository Trust Company, Defendants

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, joined as defendants

Adversary Proceeding 17-0257

Action filed to resolve whether the sales and use taxes purportedly pledged by COFINA to secure debt are property of the Commonwealth or COFINA under applicable law.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Commonwealth of Puerto Rico, Plaintiff

Bettina Whyte, as agent of The Puerto Rico Sales Tax Financing Corporation, Defendant

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, intervenors.

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA"), the Oversight Board representing the Employees Retirement System of the Government of Puerto Rico

17-3566:

Adversary Proceeding No. 17-0213:

Action filed by the Oversight Board, representing the ERS, seeking declaratory judgment stating that the security interests asserted by Defendants and described in a security agreement, pursuant to the pension fund bonding resolution of 2008 were not properly perfected. Additionally, plaintiffs sought declaratory judgment stating that Defendants did not have a perfected security interests in loans made by the ERS or any proceeds received on account of said loans. Even if they did have perfected security interests, Section 552 of the Bankruptcy Code operates to cut off that lien in post-petition assets of the ERS.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Defendants.

Adversary Proceedings 17-0219 and 17-0220

Action filed by certain ERS Bondholder, seeking declaratory judgment, stating that (i) Joint Resolution 188 violated the automatic stay and was void ab initio; (ii) any transfer of pledged property pursuant to Resolution 188 would result in unjust enrichment of the Commonwealth; (iii)  the collateral was not for public use, within the meaning of the United States and the Puerto Rico Constitution; (iv) Resolution 188 constitutes a violation of the takings and contracts clauses in the United States and the Puerto Rico Constitution; and (v) requesting a determination of the ERS bondholders' secure status in the ERS Title III case.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

Altair Global Credit Opportunities Fund (A), LLC; Andalusian Global Designated Activity Company; Glendon Opportunities Fund, L.P.; Mason Capital Master Fund LP; Nokota Capital Master Fund L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Ocher Rose, L.L.C.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Bond Fund II, Inc.; Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & US Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund (this Fund is being liquidated), Plaintiffs.

The Commonwealth of Puerto Rico; the Financial Oversight and Management Board of the Commonwealth of Puerto Rico; the Puerto Rico Fiscal Agency and Financial Advisory Authority; the Employees Retirement System of the Commonwealth of Puerto Rico; Governor Ricardo Roselló, in his official capacity as the Governor of Puerto Rico; and Raúl Maldonado, in his capacity as Secretary of the Treasury of the Commonwealth of Puerto Rico, Defendants.

Adversary Proceeding 19-00359

Action filed by Plaintiffs to avoid and recover alleged fraudulent transfers made to Defendants and to disallow claims filed by Defendants in the Title III cases.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Special Claims Committee of the Financial Oversight and Management Board for Puerto Rico and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as co-trustees of the Employees Retirement System of the Government of Puerto Rico, Plaintiffs

Defendants 1H-78H, which were not disclosed in the complaint, but which include Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now Tax Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Mortgaged-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgaged-Backed & Income Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents, Inc.); and UBS IRA Select Growth & Income Puerto Rico Fund.

Adversary Proceeding 19-00367

This action was filed by the Oversight Board, representing the Employees Retirement System of the Government of Puerto Rico (“ERS”) to determine the scope of the ERS Bondholders asserted security interests in the Pledged Property that serves as collateral of the ERS Bonds.

The parties reached an agreement to settle this  case and the case is stayed until after thirty (30) days after the District Court approves or denies the Commonwealth Joint Plan of Adjustment. The Commonwealth Plan of Adjustment was confirmed on January 18, 2022, with an effective date being subject to certain conditions that the FOMB stated should be completed by March 15, 2022. The confirmation order has been appealed to the Court of Appeals for the First Circuit and motions have been filed to stay the effective day of the Plan. The Court denied the motions to stay pending appeal.

The Financial Oversight and Management Board for Puerto Rico, as representative of the Employees Retirement System of the Government of the Commonwealth of Puerto Rico, and the Official Committee of Unsecured Creditors of all Title III Debtors (other than COFINA), as Section 926 trustee of the Commonwealth of Puerto Rico, Plaintiffs

Glendon Opportunities Fund, L.P.; Oaktree-Forrest Multi-Startegy, LLC (Series B); Oaktree Opportunities Fund IX, L.P.; Oaktree Opportunities Fund IX (Parallel 2), L.P.; Oaktree Value Opportunities Fund, L.P.; Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc., Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target  Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Investors Bond Fund (now Puerto Rico Residents Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund II, Inc.; Puerto Rico Investors Tax-Free Fund III, Inc.; Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.; Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.; Tax-Free Puerto Rico Fund, Inc. (now Tax Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Resident, Inc.); UBS IRA Select Growth & Income Puerto Rico Fund.

Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.	Commonwealth Court Case No. KAC2014-0072 (505)

Shareholders’s derivative action filed by twelve (12) individual plaintiffs and a retirement plan, on behalf of several Puerto Rico investment companies against UBS Financial Services, Inc., UBS Financial Services Incorporated of Puerto Rico, Inc., UBS Trust Company of Puerto Rico and each current and certain former members of the Board of Directors of such investment companies (the "UBS Defendants"). The complaint alleges that the Nominal Defendants suffered millions of dollars in losses due to alleged mismanagement, concealment of conflict of interests, and improper recommendations by the UBS Defendants to retail customers to request and obtain from UBS Bank USA credit lines to purchase shares issued by the Nominal Defendants. Plaintiffs further alleged that UBS Defendants manipulated the Nominal Defendants' market by sustaining inflated prices of shares by acquiring and retaining high volumes of inventory and not disclosing to clients the lack of market liquidity.  They seek relief from the UBS Defendants for unjust enrichment, failure to act in good faith and breach of their fiduciary duties in the form of actual and compensatory damages to be determined at trial, pre-and-post-judgment interest, disgorgement of all fees, and the constitution of a constructive trust over all fees paid by the Nominal Defendants and an award of attorney's fees and litigation cost.

After seven years of litigation, the parties in this case finally reached a settlement agreement.  On December 10, 2021, Plaintiffs filed an unopposed motion to request the Court’s preliminary approval of the settlement stipulation, included with the motion (the “Stipulation”); and approval of proposed notice to shareholders; and the scheduling of a final hearing.  UBS Defendants and Nominal Defendants filed a joinder to such motion.  Pursuant to the Stipulation, all disputes asserted or that could be asserted in the complaint will be finally and completely resolved.  In exchange for this, the UBS Defendants will pay the Funds $15,000,000 in cash (the “Settlement Amount”) and for fees and expense award in an amount up to 33% of the Settlement Amount. Fees and expenses will be paid from interests earned by the Settlement Amount. The Settlement Fund, less any fees and expenses, will be allocated among the Funds pro rata, based upon the market value of their holdings of bonds issued by Puerto Rico issuers and shares of Puerto Rico bond funds as of January 31, 2014.

The Court has yet to respond to Plaintiff’s motion and approve the Stipulation.  As agreed, UBS Defendants created a separated escrow account to deposit the Settlement Amount, ten business days after the execution of the Stipulation.  Once the Court approves the Stipulation, the case will be dismissed with prejudice.

RAUL E. CASASNOVAS BALADO, LOLITA G. DE CASASNOVAS, DORIS LÓPEZ GARCÍA, REYNALDO QUINTANA LATORRE, MANUEL PORRO AS TRUSTEE FOR MANUEL PORRO RETIREMENT PLAN, RAQUEL SILVA RAMÍREZ, ROMUALDO RIVERA, AURIMIR AROCHO TORRES, MANUEL MARTINEZ UMPIERRE, GLAFIRA PORRO VIZCARRA, SARIBEL MATIENZO, BLANCA ORTEGA, FIDEICOMISO PUNTA GORDA, PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Plaintiffs.

UBS Financial Services, INC.; UBS Financial Services Incorporated of Puerto Rico; UBS Trust Company of Puerto Rico; Mario S. Belaval; Miguel A. Ferrer; Vicente J León; Carlos V. Ubiñas; José Villamil; Agustín Cabrer-Roig; Gabriel Dolagaray Balado; Carlos Nido; Luis M. Pellot-González; Clotilde Pérez; Leslie Highley Jr., Stephen C. Roussin; Does 1-100; and Insurance Companies 1-100, Defendants.

PUERTO RICO FIXED INCOME FUND, INC. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND II, INC. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.)., PUERTO RICO FIXED INCOME FUND III, INC. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND IV, INC. (now  Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND V, INC. (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.), PUERTO RICO FIXED INCOME FUND VI, INC. (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO TARGET MATURITY FUND, INC. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.), PUERTO RICO AAA PORTFOLIO BOND FUND, INC. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc., PUERTO RICO AAA PORTFOLIO BOND FUND II, INC. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.), TAX-FREE PUERTO RICO FUND, INC. (now Tax Free Fund for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO FUND II, INC. (now Tax Free Fund II for Puerto Rico Residents, Inc., TAX-FREE PUERTO RICO TARGET MATURITY FUND, INC. (now Tax Free Target Maturity Fund for Puerto Rico Residents, Inc.), and PUERTO RICO MORTGAGE-BACKED & U.S. GOVERNMENT SECURITIES FUND, INC. (now US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.), Nominal Defendants

UNITED STATES DISTRICT COURT FOR THE DISTRICT OF PUERTO RICO

Title III case filed under the Puerto Rico Oversight, Management and Economic Stability Act ("PROMESA") THE Oversight Board representing the Puerto Rico Sales Tax Financing Corporation

17-3284

Adversary Proceedings No.

17-00133:

Interpleader and declaratory relief action filed by the Bank of New York Melon. The Bank had an amount of money due for distribution to COFINA bondholders and the Commonwealth, COFINA and several beneficial holders of COFINA bonds and insures who insure certain bonds and COFINA were claiming ownership to those monies.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Bank of New York Melon, as Trustee, Plaintiff

Puerto Rico Sales Financing Corporation (COFINA); Whitebox Multi-Strategy Partners, L.P.; Whitebox Asymetric Partners, L.P.; Whitebox Institutional Partners, L.P.; Pandora Select Partners, L.P.; Ambac Assurance Corporation; Franklin Advisers, Inc. and CEDE & Co., as nominee for the Depository Trust Company, Defendants

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.; Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, joined as defendants

Adversary Proceeding 17-0257

Action filed to resolve whether the sales and use taxes purportedly pledged by COFINA to secure debt are property of the Commonwealth or COFINA under applicable law.

On August 29, 2018, the parties entered into a Plan Support Agreement and the Plan of Adjustment was filed on October 19, 2018. On November 8, 2018, the Puerto Rico legislature approved a bill to allow for the implementation of the COFINA restructuring agreement, effective upon the consummation of the COFINA Plan of Adjustment.  The COFINA Plan of Adjustment was confirmed by the Court on February 12, 2019.

The Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico, as agent of the Commonwealth of Puerto Rico, Plaintiff

Bettina Whyte, as agent of The Puerto Rico Sales Tax Financing Corporation, Defendant

Puerto Rico AAA Portfolio Bond Fund II, Inc. (now Tax-Free High Grade Portfolio Bond Fund II for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Bond Fund, Inc. (now Tax-Free High Grade Portfolio Bond Fund for Puerto Rico Residents, Inc.); Puerto Rico AAA Portfolio Target Maturity Fund, Inc. (now Tax-Free High Grade Portfolio Target Maturity Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund, Inc. (now Tax-Free Fixed Income Fund for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund II, Inc. (now Tax-Free Fixed Income Fund II for Puerto Rico Residents, Inc.);Puerto Rico Fixed Income Fund III, Inc. (now Tax-Free Fixed Income Fund III for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund IV, Inc. (now (now Tax-Free Fixed Income Fund IV for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund V, Inc. (now (now Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.); Puerto Rico Fixed Income Fund VI, Inc. (now (now Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.); Puerto Rico GNMA & U.S. Government Target Maturity Fund, Inc. (now GNMA & U.S. Government Target Maturity Fund for Puerto Rico Residents); Puerto Rico Investors Bond Fund I; Puerto Rico Investors Tax-Free Fund, Inc.

Puerto Rico Investors Tax-Free Fund, Inc. II; Puerto Rico Investors Tax-Free Fund III, Inc.;

Puerto Rico Investors Tax-Free Fund IV, Inc.; Puerto Rico Investors Tax-Free Fund V, Inc.

Puerto Rico Investors Tax-Free Fund VI, Inc.; Puerto Rico Mortgage-Backed & U.S. Government Securities Fund, Inc. (now U.S. Mortgage-Backed & Income Fund for Puerto Rico Residents); Tax-Free Puerto Rico Fund, Inc. (now Tax-Free Fund for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Fund II, Inc. (now Tax-Free Fund II for Puerto Rico Residents, Inc.); Tax-Free Puerto Rico Target Maturity Fund, Inc. (now Tax-Free Target Maturity Fund for Puerto Rico Residents); UBS IRA Select Growth & Income Puerto Rico Fund, intervenors.